March 2, 2006

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549-1004

                                             Wisconsin Energy Corporation Annual Report on
                                            Form 10-K for the year ended December 31, 2005
                                                                 (File No. 001-09057)

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Section 13 of the Securities Exchange Act of 1934, and
related rules and regulations promulgated thereunder, is the Annual Report of Wisconsin Energy
Corporation on Form 10-K for the year ended December 31, 2005, including the exhibits listed therein as being filed therewith.

Please notify me (414-221-3940) immediately if you have any questions regarding this information or encounter any problems receiving this filing electronically.

Sincerely,

By     /s/STEPHEN P. DICKSON
        Stephen P. Dickson -- Vice President and Controller --
        Principal Accounting Officer

Enclosures
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